Shareholders’ Equity	12 Months Ended
Dec. 31, 2023
Shareholders’ Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 21 – SHAREHOLDERS’ EQUITY

Ordinary shares

EPOW was established under the laws of the Cayman Islands on February 22, 2019. The authorized number of Ordinary Shares was 500,000,000 with par value of $0.0001 per share. On February 22, 2019, EPOW issued 999,999 new shares to the controlling shareholders and one share to Osiris International Cayman Limited at par $0.0001 per share. On August 8, 2019, EPOW issued an aggregate of 27,000,000 ordinary shares at a price of US$0.0001 per share with total consideration of US$2,800, pro-rata to the shareholders of EPOW as of such date.

On April 2, 2020, the shareholders of the Company unanimously authorize a one-for-0.88 reverse stock split of the Company’s outstanding and issued ordinary shares (the “First Reverse Stock Split”), which became effective on April 3, 2020. Any fractional ordinary share that would have otherwise resulted from the First Reverse Stock Split were rounded up to the nearest full share. The First Reverse Stock Split did not change the par value of the ordinary shares and had no effect on the number of authorized ordinary shares of the Company. As a result of the First Reverse Stock Split, 28,000,000 ordinary shares that were issued and outstanding as of April 3, 2020 were reduced to 24,640,000 ordinary shares (taking into account the rounding of fractional shares).

On April 24, 2020, the shareholders of the Company unanimously authorize another one-for-0.68 reverse stock split of the Company’s issued and outstanding ordinary shares (the “Second Reverse Stock Split”), which became effective on April 24, 2020. Any fractional ordinary share that would have otherwise resulted from the Second Reverse Stock Split were rounded up to the nearest full share. The Second Reverse Stock Split did not change the par value of the ordinary shares and had no effect on the number of authorized ordinary shares of the Company. As a result of the Second Reverse Stock Split, 24,640,000 ordinary shares that were issued and outstanding as of April 24, 2020 was reduced to 16,800,000 ordinary shares (taking into account the rounding of fractional shares).

On February 11, 2021, the Company closed its initial public offering (“IPO”) on Nasdaq. The Company offered 6,720,000 ordinary shares, par value $0.0001 per share, at a price of $4.00 per share and received total gross proceed of $26,880,000. Besides, the Company offered 1,008,000 ordinary shares, par value $0.0001 per share, as part of the representative of the underwriters’ over-allotment option, at a price of $4.00 per share and received total gross proceed of $4,032,000. Total net proceeding amounted to $27,504,639 after deducting underwriting discounts and other related expenses.

Share capital increase and re-designation

On February 8, 2024, the 2023 annual general meeting of shareholders (the “Meeting”) of the Company was held. At the Meeting, the shareholders of the Company approved the increase and re-designation of the Company share capital.

The Company increased its authorized share capital from US$50,000 consisting of 500,000,000 ordinary shares of par value $0.0001 each to $500,000 consisting of 5,000,000,000 ordinary shares of par value US$0.0001 each (the “Share Capital Increase”).

Immediately following the Share Capital Increase, the Company re-designated and re-classified its authorized share capital so that the afore-mentioned authorized share capital of $500,000 comprise 3,500,000,000 Class A ordinary shares of par value US$0.0001 each and 1,500,000,000 Class B ordinary shares of par value US$0.0001 each. Pursuant to the Second Amended and Restated Memorandum and Articles of Association of the Company, on a poll at any general meeting every shareholder shall have one (1) vote for every Class A ordinary share and twenty (20) votes for every Class B ordinary share held.

The Company believes that the re-designation should be accounted for on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares data for all periods presented. As a result, there were 19,574,078 and 18,794,278 Class A ordinary shares issued and outstanding and 6,567,272 and 6,567,272 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2022, respectively.

Share-based compensation

The Company recorded share-based compensation expenses of $2,170,801, $2,729,969 and $nil for the years ended December 31, 2023, 2022 and 2021, respectively. The following table sets forth the allocation of share-based compensation expenses:

	For the years ended December 31,
	2023	2022	2021

Cost of revenues	$4,617	$8,188	$-
Selling expenses	19,784	39,301	-
General and administrative expenses	2,138,978	2,674,292	-
Research and development expenses	7,422	8,188	-
Total	$2,170,801	$2,729,969	$-

The Company adopted the 2022 Stock Incentive Plan for the grant of restricted share units to employees, directors and non-employees to provide incentive for their services.

The maximum number of ordinary shares that may be awarded pursuant to compensatory awards granted to the employees, directors and non-employees under the 2022 Stock Incentive Plan may not exceed 3,679,200 ordinary shares of par value $0.0001 per share.

Restricted share units

On August 26, 2022, the Company granted 3,334,200 restricted share units to its directors and employees. 25% of the restricted share units vested immediately on August 26, 2022. 75% of the restricted share units will vest within three years with equal yearly installments after August 26, 2022. The grant date fair value of the restricted share units was $2.00 per share, which was the closing price of the Company’s ordinary share on NASDAQ on August 26, 2022. This grant resulted in a total share-based compensation of $6,668,400 to be recognized ratably over the requisite service period of 3 years.

A summary of the restricted shares units’ activities is as follows:

	Number of restricted share units outstanding	Weighted average grant date fair value	Aggregate intrinsic value

Restricted share units outstanding as of January 1, 2022	-	-	-

Granted	3,334,200	2.00	-

Vested	(833,550)	2.00	-

Restricted share units outstanding as of December 31, 2022	2,500,650	2.00	6,826,775

Granted	-	-

Vested	(779,800)	2.00

Forfeited	(228,750)	2.00

Restricted share units outstanding as of December 31, 2023	1,492,100	2.00	1,611,468

The weighted average grant date fair value of restricted share units granted during the years ended December 31, 2023, 2022 and 2021 were $2.00, $2.00 and $nil, respectively. The total fair value of restricted share units vested during the years ended December 31, 2023, 2022 and 2021 were $1,559,600, $1,667,100, and $nil respectively.

The Company recognized compensation expense over the requisite service period for each separately vesting portion of the award as if the award is in substance, multiple awards. The Company recorded share-based compensation expenses relating to restricted share units of $2,170,801 and $2,729,969 for the year ended December 31, 2023 and 2022. As of December 31, 2023, total unrecognized compensation expenses relating to nonvested shares were $1,310,130, which is expected to be recognized over a weighted average period of 1.28 years.

Non-controlling interests

Non-controlling interests consist of the following:

	As of December 31,
	2023	2022

GMB (Beijing)	$3,187	$4,313
GMB Culture	1,491	2,997
Jiagui Haifeng	-	(710)
Sunrise Tech	(13,184)	-
GMB Consulting	13,043	13,270
Shidong Cloud	38,463	42,389
Sunrise Guxian	(83,832)	(39,323)
GMB Technology	(189,364)	(186,539)
Sunrise Guizhou	8,373,766	13,616,498
Total	$8,143,570	$13,452,895

Jiagui Haifeng was established by Zibo Shidong and Mr. Lifeng Wang in November, 2021. 51% of the shares of Jiagui Haifeng was held by Zibo Shidong and 49% of the shares was held by Mr. Lifeng Wang. The Company disposed of Jiagui Haifeng in March 2023.

Sunrise Guizhou was established by Zhuhai (Zibo) Investment and five other companies in November, 2021. Shidong Cloud was established by GIOP BJ and Beijing Yunqianyi Information Technology Co., Ltd. (“Yunqianyi”) in December 2022. 75% shares of Shidong Cloud were held by GIOP BJ and 25% of shares was held by Yunqianyi.

Sunrise Guxian was established by Sunrise Guizhou and seven other companies in April 2022.

For the year ended December 31, 2022, the Company made capital contributions of $52,863 to Shidong Cloud; and the non-controlling shareholders made capital contributions of $78,851 to Shidong Cloud.

For the years ended December 31, 2023, 2022 and 2021, Zhuhai (Zibo) made capital contributions of $nil, $10,759,335 and $9,099,878 to Sunrise Guizhou, respectively; and the non-controlling shareholders made capital contributions of $3,910,897, $12,438,125 and $3,332,622 to Sunrise Guizhou, respectively.

The actual capital contributions made by the Company and the non-controlling shareholders for the years ended December 31, 2023, 2022 and 2021 had no effect on the Company’s percentage of interest in its subsidiaries and VIE’s subsidiaries.

Statutory reserves

In accordance with the Regulations on Enterprises of PRC, the Company’s subsidiaries, GIOP BJ, VIE and VIE’s subsidiaries in the PRC are required to provide for statutory reserves, which are appropriated from net profit as reported in the Company’s PRC statutory accounts. They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves have reached 50% of their respective registered capital. These reserve funds, however, may not be distributed as cash dividends.

As of December 31, 2023 and 2022, the statutory reserves of the Company’s subsidiaries, GIOP BJ, VIE and VIE’s subsidiaries in the PRC have not reached 50% of their respective registered capital. As of December 31, 2023 and 2022, the balances of the statutory reserves were $2,477,940 and $2,477,940, respectively.

Restricted net assets

The Company’s PRC subsidiaries and the VIE and VIE’s subsidiaries are restricted in their ability to transfer a portion of their net assets, equivalent to their statutory reserves and their share capital to the Company in the form of loans, advances, or cash dividends. The payment of dividends by entities organized in China is subject to limitations, procedures, and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. As of December 31, 2023, the statutory reserves and the share capital amounted to $2,477,940 and $22,710,147, respectively.